Net Loss Per Share (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Earnings Per Share [Abstract]
Schdeule of computation of net loss per common share
	Three Months Ended March 31,
	2022	2021
Numerator:
Net loss	$(6,000)	$(73,406)
Net income attributable to redeemable noncontrolling interests	—	(2,767)
Accrual of dividends on preferred stock	(1,028)	(4,842)
Net loss attributable to common shareholders	$(7,028)	$(81,015)
Denominator:
Weighted-average common shares outstanding – basic and diluted(1)	230,737,284	48,348,187
Net loss per share attributable to common stockholders – basic and diluted(1)	$(0.03)	$(1.68)

(1)      Prior period results have been adjusted to reflect the exchange of Legacy MoneyLion’s Common Stock for MoneyLion Class A Common Stock at the Exchange Ratio of approximately 16.4078 in September 2021 as a result of the Business Combination. See Note 3, “Business Combination,” for details.

	Twelve Months Ended December 31,
	2021	2020
Numerator:
Net loss	$(164,875)	$(41,587)
Net income attributable to redeemable noncontrolling interests	(12,776)	(8,409)
Accretion of issuance costs on redeemable convertible preferred stock	—	—
Reversal of previously accrued (accrual of) dividends on redeemable convertible preferred stock	42,728	(17,209)
Net loss attributable to common shareholders	$(134,923)	$(67,205)
Denominator:
Weighted-average common shares outstanding – basic and diluted(1)	97,158,738	45,177,217
Net loss per share attributable to common stockholders – basic and diluted	$(1.39)	$(1.49)

(1)      Prior period results have been adjusted to reflect the exchange of Legacy MoneyLion’s Common Stock for MoneyLion Class A Common Stock at an exchange ratio of approximately 16.4078 in September 2021 as a result of the Business Combination. See Note 3, “Business Combination,” for details. Additionally, included within net income attributable to common stockholders for the twelve months ended December 31, 2021 is an adjustment to reflect the reversal of previously accrued dividends on redeemable convertible preferred stock in the amount of $56,931 which were forfeited by the preferred stockholders in conjunction with the Business Combination.

Schdeule of potential common shares
	March 31,
	2022	2021
Conversion of convertible preferred stock(1)	28,693,931	116,264,374
Warrants to purchase common stock and redeemable convertible preferred stock(1)	25,599,889	14,738,710
PSUs, RSUs and options to purchase common stock(1)	65,193,606	41,090,725
Right to receive earnout shares	17,500,000	—
Total common stock equivalents	136,987,426	172,093,809

(1)      Prior period results have been adjusted to reflect the exchange of Legacy MoneyLion Common Stock for MoneyLion Class A Common Stock at the Exchange Ratio of approximately 16.4078 in September 2021 as a result of the Business Combination. See Note 3, “Business Combination” for details.

	December 31,
	2021	2020
Conversion of redeemable convertible preferred stock(1)	—	116,264,358
Warrants to purchase common stock and redeemable convertible preferred stock (1)	25,599,889	14,738,710
RSUs and options to purchase common stock(1)	38,085,775	35,453,516
Right to receive Earnout Shares	17,500,000	—
Total common stock equivalents	81,185,664	166,456,584

(1)      Prior period results have been adjusted to reflect the exchange of Legacy MoneyLion Common Stock for MoneyLion Class A Common Stock at an exchange ratio of approximately 16.4078 in September 2021 as a result of the Business Combination. See Note 3, “Business Combination” for details.